Leases	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Leases

Note 14.              Leases

The Group has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2022, the Semiconductors Group holds five operating leases. The operating leases relate to premises. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

In the years 2022, 2021 and 2020 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD'000	2022	2021	2020
Operating lease cost:
Fixed rent expense	332	378	339
Short-term lease cost	-	3	15
Net lease cost	332	381	354
Lease cost - Cost of sales	-	-	-
Lease cost - General & administrative expenses	332	381	354
Net lease cost	332	381	354

In the years 2022 and 2021, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	328	380
Non-cash investing and financing activities :
Net lease cost	332	381
Additions to ROU assets obtained from:
New operating lease liabilities	56	33

The following table provides the details of right-of-use assets and lease liabilities as of December 31, 2022:

As at December 31, 2022
USD'000
Right-of-use assets:
Operating leases	1,379
Total right-of-use assets	1,379
Lease liabilities:
Operating leases	1,312
Total lease liabilities	1,312

As at December 31, 2022, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2023	313	—	—	313
2024	293	—	—	293
2025	285	—	—	285
2026	285	—	—	285
2027 and beyond	442	—	—	442
Total future minimum operating and short-term lease payments	1,618	—	—	1,618
Less effects of discounting	(306)	—	—	(306)
Lease liabilities recognized	1,312	—	—	1,312

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2023	313
2024	293
2025	285
2026	285
2027 and beyond	442
Total future minimum operating and short-term lease payments	1,618
Less effects of discounting	(306)
Lease liabilities recognized	1,312

As of December 31, 2022, the weighted-average remaining lease term was 5.92 years for operating leases.

For our operating leases, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of December 31, 2022 was 3.02%.

Note 15.      Leases

The Group has historically entered into a number of lease arrangements under which it is the lessee. As at December 31, 2021, the Semiconductors Group holds five operating leases. The short-term leases and operating leases relate to premises. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

In the years 2021 and 2020 we recognized rent expenses associated with our leases as follows:

	12 months ended December 31,
USD'000	2021	2020
Operating lease cost:
Fixed rent expense	378	339
Short-term lease cost	3	15
Net lease cost	381	354
Lease cost - Cost of sales	-	-
Lease cost - General & administrative expenses	381	354
Net lease cost	381	354

In the years 2021 and 2020, we had the following cash and non-cash activities associated with our leases:

	As at December 31,	As at December 31,
USD'000	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	380	367
Non-cash investing and financing activities:
Net lease cost	381	354
Additions to ROU assets obtained from:
New operating lease liabilities	33	90

As at December 31, 2021, future minimum annual lease payments were as follows:

	USD'000	USD'000	USD'000	USD'000
Year	Operating	Short-term	Finance	Total
2022	348	—	—	348
2023	304	—	—	304
2024	302	—	—	302
2025	302	—	—	302
2026 and beyond	771	—	—	771
Total future minimum operating and short-term lease payments	2,027	—	—	2,027
Less effects of discounting	(251)	—	—	(251)
Lease liabilities recognized	1,776	—	—	1,776

In line with ASU 2018-11, future minimum lease payments under legacy ASC 840 are disclosed in the table below:

Year	USD'000
2022	348
2023	304
2024	302
2025	302
2026 and beyond	771
Total future minimum operating and short-term lease payments	2,027
Less effects of discounting	(251)
Lease liabilities recognized	1,776

As of December 31, 2021, the weighted-average remaining lease term was 6.40 years for operating leases.

For our operating leases, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of December 31, 2021 was 3%.